UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 99.2%
Consumer Durables & Apparel — 2.3%
147,880	Harman International Industries, Inc.	$6,438,695

Insurance — 2.0%
256,933	eHealth, Inc.*	5,670,511

Media — 4.8%
196,650	Lamar Advertising Co. Class A*(a)	7,065,635
98,503	National CineMedia, Inc.	2,214,347
114,010	The McGraw-Hill Companies, Inc.	4,212,670

		13,492,652

Retailing — 6.2%
101,440	Amazon.com, Inc.*	7,232,672
296,420	Netflix, Inc.*(a)	10,270,953

		17,503,625

Semiconductors & Semiconductor Equipment — 10.7%
145,276	Cavium Networks, Inc.*(a)	2,382,526
358,860	FormFactor, Inc.*	6,854,226
558,670	Intellon Corp.*	2,748,657
278,720	Linear Technology Corp.	8,553,917
470,460	Tessera Technologies, Inc.*	9,785,568

		30,324,894

Software & Services — 40.6%
647,755	Activision, Inc.*	17,690,189
176,520	Cognizant Technology Solutions Corp. Class A*	5,089,072
330,763	Electronic Arts, Inc.*	16,511,689
115,100	Equinix, Inc.*(a)	7,652,999
20,895	Google, Inc. Class A*	9,203,621
396,310	Iron Mountain, Inc.*	10,478,436
627,435	Microsoft Corp.	17,806,605
282,590	NeuStar, Inc. Class A*	7,482,983
105,779	Salesforce.com, Inc.*	6,121,431
649,862	Switch & Data Facilities Co., Inc.*	6,635,091
457,920	Western Union Co.	9,739,958

		114,412,074

Technology Hardware & Equipment — 24.8%
97,100	Amphenol Corp. Class A	3,616,975
68,923	Apple, Inc.*	9,890,451
451,865	Cisco Systems, Inc.*	10,885,428
382,180	Dell, Inc.*(a)	7,613,026
202,558	Dolby Laboratories, Inc. Class A*	7,344,753
201,890	NetApp, Inc.*	4,047,894
222,800	Neutral Tandem, Inc.*(a)	4,012,628
266,075	QUALCOMM, Inc.	10,909,075
104,010	Research In Motion Ltd.*(a)	11,673,042

		69,993,272

Telecommunication Services — 7.8%
328,610	American Tower Corp. Class A*	12,884,798
136,971	Crown Castle International Corp.*	4,724,130

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — (continued)
259,683	MetroPCS Communications, Inc.*(a)	$4,414,611

		22,023,539

TOTAL COMMON STOCKS		$279,859,262

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.8%
JPMorgan Chase Euro — Time Deposit
$2,179,229	2.023%	04/01/08	$2,179,228

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$282,038,490

	Interest
Shares	Rate	Value
Securities Lending Collateral — 13.5%
Boston Global Investment Trust — Enhanced Portfolio(b)
37,966,275	3.147%	$37,966,275

TOTAL INVESTMENTS — 113.5%		$320,004,765

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.5)%		(38,008,978)

NET ASSETS — 100.0%		$281,995,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$307,399,726

Gross unrealized gain	41,405,072
Gross unrealized loss	(28,800,033)

Net unrealized security gain	$12,605,039

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.9%
Diversified — 7.2%
157,928	Duke Realty Corp. (REIT)	$3,602,338
568,897	Vornado Realty Trust (REIT)	49,044,610

		52,646,948

Healthcare — 7.8%
543,917	HCP, Inc. (REIT)(a)	18,389,834
157,237	Health Care REIT, Inc.(a)	7,096,106
109,657	Nationwide Health Properties, Inc. (REIT)(a)	3,700,924
622,081	Ventas, Inc. (REIT)	27,937,657

		57,124,521

Hotels — 6.5%
1,041,857	Host Hotels & Resorts, Inc. (REIT)	16,586,363
968,130	Morgans Hotel Group Co.*(a)	14,347,687
101,707	Orient-Express Hotels Ltd.	4,389,674
240,713	Starwood Hotels & Resorts Worldwide, Inc.	12,456,898

		47,780,622

Industrial — 10.8%
502,598	AMB Property Corp. (REIT)	27,351,383
875,668	ProLogis (REIT)	51,541,819

		78,893,202

Office — 16.7%
174,456	Alexandria Real Estate Equities, Inc. (REIT)	16,175,560
378,310	Boston Properties, Inc. (REIT)	34,831,002
416,880	Brandywine Realty Trust (REIT)	7,070,285
783,763	Brookfield Properties Corp.	15,134,463
233,210	Corporate Office Properties Trust (REIT)(a)	7,838,188
332,734	Digital Realty Trust, Inc. (REIT)(a)	11,812,057
159,543	Douglas Emmett, Inc. (REIT)	3,519,519
84,241	Maguire Properties, Inc. (REIT)(a)	1,205,489
299,239	SL Green Realty Corp. (REIT)(a)	24,379,001

		121,965,564

Other — 2.7%
226,083	American Tower Corp. Class A*	8,864,714
303,750	Gramercy Capital Corp. (REIT)(a)	6,357,488
307,510	iStar Financial, Inc. (REIT)(a)	4,314,365

		19,536,567

Residential — 15.6%
590,043	American Campus Communities, Inc. (REIT)	16,143,576
290,631	Apartment Investment & Management Co. (REIT)	10,407,496
279,418	AvalonBay Communities, Inc. (REIT)(a)	26,969,425
82,975	BRE Properties, Inc. (REIT)	3,780,341
75,878	Camden Property Trust (REIT)	3,809,076
547,380	Equity Residential (REIT)	22,710,796
199,464	Essex Property Trust, Inc. (REIT)	22,734,907
149,420	Home Properties, Inc. (REIT)(a)	7,170,666

		113,726,283

Retail — 27.8%
75,763	CBL & Associates Properties, Inc. (REIT)	1,782,703

Shares	Description	Value
Common Stocks — (continued)
Retail — (continued)
142,201	Developers Diversified Realty Corp. (REIT)	$5,955,378
269,692	Federal Realty Investment Trust (REIT)	21,022,491
247,375	General Growth Properties, Inc. (REIT)	9,442,304
917,148	Kimco Realty Corp. (REIT)(a)	35,924,687
298,318	Regency Centers Corp. (REIT)	19,319,074
730,078	Simon Property Group, Inc. (REIT)(a)	67,831,547
374,123	Taubman Centers, Inc. (REIT)	19,491,808
322,283	The Macerich Co. (REIT)	22,646,827

		203,416,819

Self Storage — 3.8%
311,440	Public Storage, Inc. (REIT)	27,599,813

TOTAL COMMON STOCKS		$722,690,339

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.3%
JPMorgan Chase Euro — Time Deposit
$2,351,680	2.023%	04/01/08	$2,351,680

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$725,042,019

	Interest
Shares	Rate	Value
Securities Lending Collateral — 21.1%
Boston Global Investment Trust — Enhanced Portfolio(b)
154,089,175	3.147%	$154,089,175

TOTAL INVESTMENTS — 120.3%		$879,131,194

LIABILITIES IN EXCESS OF OTHER ASSETS — (20.3)%		(148,077,057)

NET ASSETS — 100.0%		$731,054,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$840,478,489

Gross unrealized gain	80,730,982
Gross unrealized loss	(42,078,277)

Net unrealized security gain	$38,652,705

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 95.5%
Australia — 17.0%
64,995	Abacus Property Group (REIT) (Diversified)	$78,839
7,533,232	Australand Property Group (REIT) (Residential)(a)	12,491,614
1,868,758	Australian Education Trust (REIT) (Other)	1,681,596
1,258,957	Becton Property Group (Diversified)	2,534,917
52,644,363	Centro Retail Group (REIT) (Retail)	16,419,074
2,087,178	GPT Group (REIT) (Diversified)	6,247,421
5,498,298	ING Real Estate Community Living Group (REIT) (Residential)(a)	3,377,518
8,006,791	Macquarie CountryWide Trust (REIT) (Retail)	8,613,773
4,128,505	Macquarie DDR Trust (REIT) (Retail)	1,606,417
3,097,012	Mirvac Group (REIT) (Diversified)	11,434,247
1,342,334	Sunland Group Ltd. (Diversified)	3,050,595
6,036,534	Thakral Holdings Group (REIT) (Hotels)	4,947,059
16,302,054	Tishman Speyer Office Fund (REIT) (Office)(a)(b)	20,581,430
39,574,563	Valad Property Group (REIT) (Office)	35,169,666
2,402,263	Westfield Group (REIT) (Retail)	39,345,126

		167,579,292

Brazil — 3.3%
715,099	BR Malls Participacoes SA (Retail)*	6,357,522
946,113	Iguatemi Empresa de Shopping Centers SA (Retail)	14,018,885
311,365	MRV Engenharia e Participacoes SA (Residential)*	5,536,324
636,249	Multiplan Empreendimentos Imobiliarios SA (Retail)*	6,889,344

		32,802,075

Canada — 3.7%
411,710	Boardwalk Real Estate Investment Trust (REIT) (Residential)	15,241,834
1,090,409	Brookfield Properties Corp. (Office)	21,033,755

		36,275,589

China — 2.9%
11,062,000	China Overseas Land & Investment Ltd. (Diversified)	20,673,372
7,868,500	Shui On Land Ltd. (Diversified)	7,453,773

		28,127,145

France — 9.4%
52,663	Fonciere des Regions (REIT) (Diversified)	7,749,671
250,434	Klepierre (REIT) (Retail)	15,371,726
172,274	Mercialys SA (REIT) (Retail)(a)	7,867,600
238,677	Unibail-Rodamco (REIT) (Diversified)	61,368,860

		92,357,857

Germany — 0.7%
6,741,228	Dawnay Day Sirius Ltd. (Office)	7,128,341

Hong Kong — 18.0%
3,638,000	Hang Lung Properties Ltd. (Retail)	13,063,158
3,515,000	Henderson Land Development Co. Ltd. (Diversified)	25,327,592
6,446,000	Hongkong Land Holdings Ltd. (Office)	26,748,070

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
4,507,000	Hysan Development Co. Ltd. (Diversified)	$12,759,602
2,836,523	Kerry Properties Ltd. (Diversified)	17,308,725
4,288,000	Sun Hung Kai Properties Ltd. (Diversified)	67,717,248
3,033,000	The Wharf (Holdings) Ltd. (Diversified)	14,421,020

		177,345,415

India — 0.8%
10,059,000	Ascendas India Trust (REIT) (Office)	7,600,247

Japan — 19.1%
4,228	Japan Excellent, Inc. (REIT) (Office)	25,916,133
3,392	Kenedix Realty Investment Corp. (REIT) (Diversified)	20,580,708
2,622,000	Mitsubishi Estate Co. Ltd. (Diversified)	64,262,125
2,623,000	Mitsui Fudosan Co. Ltd. (Office)	52,766,348
1,827	New City Residence Investment Corp. (REIT) (Residential)	5,697,270
1,814	Nippon Commercial Investment Corp. (REIT) (Office)	7,009,405
647,000	Sumitomo Realty & Development Co. Ltd. (Office)	11,526,696

		187,758,685

Mexico — 2.0%
5,928,253	Urbi Desarrollos Urbanos SA de CV (Residential)*	19,328,687

Philippines — 1.6%
125,119,969	Megaworld Corp. (Diversified)	7,395,728
35,188,600	Robinsons Land Corp. (Diversified)	8,644,705

		16,040,433

Singapore — 7.8%
12,130,000	Ascendas Real Estate Investment Trust (REIT) (Industrial)	21,272,017
6,184,000	Capitaland Ltd. (Residential)	28,901,701
10,566,000	CapitaMall Trust (REIT) (Retail)	26,739,153

		76,912,871

United Kingdom — 9.2%
808,053	British Land Co. PLC (REIT) (Diversified)	14,717,571
727,648	Capital & Regional PLC (Retail)	7,934,949
887,004	Derwent London PLC (REIT) (Office)	26,718,475
1,881,633	Great Portland Estates PLC (REIT) (Office)	19,784,772
422,654	Land Securities Group PLC (REIT) (Diversified)	12,662,027
445,424	Minerva PLC (Office)*	848,608
1,167,613	Unite Group PLC (Residential)	7,607,275

		90,273,677

TOTAL COMMON STOCKS		$939,530,314

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 3.9%
JPMorgan Chase Euro — Time Deposit
$38,539,103	2.023%	04/01/08	$38,539,103

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$978,069,417

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral — 0.8%
Boston Global Investment Trust — Enhanced Portfolio(c)
7,609,350	3.147%	$7,609,350

TOTAL INVESTMENTS — 100.2%		$985,678,767

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,874,464)

NET ASSETS — 100.0%		$983,804,303

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investments Industry Classifications†	As a % of Net Assets
Diversified	39.3%
Hotels	0.5
Industrial	2.1
Office	26.7
Residential	10.0
Retail	16.7
Short-term Investments#	4.7
Other	0.2

TOTAL INVESTMENTS	100.2%

† Industry concentrations greater than one-tenth of a percent are disclosed.

# Short-term investments include a short term obligation and securities lending collateral.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,070,065,257

Gross unrealized gain	59,383,057
Gross unrealized loss	(143,769,547)

Net unrealized security loss	$(84,386,490)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d) — 47.6%
AIG-FP Private Funding (Cayman) Ltd.
$13,800,000	3.012%	05/07/08	$28,692,770
1,500,000	2.915	11/17/08	2,324,551
1,600,000	2.915	11/17/08	2,481,805
1,200,000	2.915	11/17/08	2,040,996
1,500,000	2.915	11/17/08	2,508,052
1,000,000	2.915	11/17/08	1,673,416
1,700,000	4.227	01/14/09	2,146,947
1,500,000	4.227	01/14/09	2,152,351
1,200,000	2.840	03/10/09	1,479,038
1,500,000	2.840	03/10/09	1,774,466
1,600,000	2.652	05/11/09	1,591,393
1,800,000	2.652	05/11/09	1,547,224
Barclays Bank PLC
5,500,000	4.546	05/07/08	11,279,301
4,000,000	4.443	08/05/08	8,111,312
1,000,000	2.993	05/26/09	2,073,778
Commonwealth Bank of Australia Series A
13,000,000	3.139	05/01/08	27,146,101
40,000,000	2.978	12/22/08	54,616,729
Merrill Lynch & Co.
5,500,000	2.966	04/25/08	11,498,135
1,000,000	2.584	05/30/08	2,174,480
1,000,000	2.584	05/30/08	2,164,580
1,000,000	2.584	05/30/08	2,091,280
2,000,000	2.938	09/08/08	4,116,320
Morgan Stanley Capital Services
5,500,000	3.015	05/07/08	11,240,955
5,000,000	3.020	08/06/08	10,105,300

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$197,031,280

Corporate Bonds — 11.9%
Banks — 4.8%
ANZ Capital Trust(a)
$1,950,000	4.484%	12/31/49	$1,927,228
Greater Bay Bancorp
4,150,000	5.125	04/15/10	4,340,925
Independence Community Bank Corp.(b)
825,000	3.750	04/01/14	806,292
ING Capital Funding Trust III(b)
1,775,000	8.439	12/29/49	1,745,687
JPMorgan Chase & Co.
1,250,000	6.625	03/15/12	1,335,289
Mizuho JGB Investment LLC(a)(b)
1,900,000	9.870	12/31/49	1,907,895
Nordea Bank Sweden AB(a)(b)
1,410,000	8.950	11/29/49	1,488,775
Santander Central Hispano Issuances Ltd.
1,725,000	7.625	11/03/09	1,808,771
Sovereign Bank(b)
700,000	4.375	08/01/13	637,720
Wachovia Corp.
2,000,000	5.300	10/15/11	2,041,066
Washington Mutual, Inc.
1,900,000	5.500	08/24/11	1,624,500

			19,664,148

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — 0.8%
Bear Stearns Companies, Inc.
$1,625,000	5.850%	07/19/10	$1,544,992
Lehman Brothers Holdings, Inc.
1,000,000	3.233 (b)	05/25/10	894,596
900,000	6.000	07/19/12	888,306

			3,327,894

Communications — 0.5%
GTE Corp.
900,000	7.510	04/01/09	930,020
Time Warner Cable, Inc.
1,025,000	5.400	07/02/12	1,007,095

			1,937,115

Consumer Cyclical — 0.5%
Daimler Finance North America LLC(b)
1,925,000	3.297	03/13/09	1,899,807

Electric — 0.2%
Mid American Energy Holdings Co.
950,000	5.650	07/15/12	1,002,734

Financial Companies — 2.8%
American General Finance Corp.
3,075,000	4.000	03/15/11	2,905,588
Countrywide Home Loans, Inc.
2,075,000	4.000	03/22/11	1,857,125
General Electric Capital Corp.
4,025,000	4.125	09/01/09	4,086,015
Household Finance Corp.
925,000	7.000	05/15/12	994,388
HSBC Finance Corp.
1,800,000	8.000	07/15/10	1,950,799

			11,793,915

Insurance — 1.1%
Mony Group, Inc.
1,450,000	8.350	03/15/10	1,564,000
Prudential Financial, Inc.
1,975,000	5.800	06/15/12	2,069,615
ZFS Finance USA Trust I(a)(b)
1,000,000	6.150	12/15/65	883,685

			4,517,300

REITs — 1.2%
Camden Property Trust
1,175,000	4.375	01/15/10	1,136,768
Colonial Realty LP
2,000,000	4.750	02/01/10	1,919,602
Westfield Capital Corp. Ltd.(a)
2,025,000	4.375	11/15/10	1,985,095

			5,041,465

TOTAL CORPORATE BONDS			$49,184,378

Mortgage-Backed Obligations — 20.0%
Adjustable Rate FHLMC(b) — 1.5%
$6,094,903	5.229%	01/01/37	$6,201,428

Adjustable Rate Non-Agency(b) — 4.8%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
292,450	4.996	04/25/35	287,357

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$496,580	4.452%	04/25/34	$424,144
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
1,164,024	5.069	06/25/35	1,109,170
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
2,000,000	4.650	10/25/35	1,830,609
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
2,570,462	2.899	08/25/35	2,030,736
Countrywide Alternative Loan Trust Series 2005-38, Class A1
367,698	5.736	09/25/35	256,281
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
3,139,009	2.866	11/20/35	2,483,700
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
821,703	4.842	04/20/35	780,551
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
395,444	4.552	11/20/34	288,799
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
1,669,136	4.901	08/20/35	1,187,756
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
174,884	4.750	12/25/34	171,560
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
517,299	5.376	08/25/35	379,357
Luminent Mortgage Trust Series 2006-5, Class A1A
683,228	2.789	07/25/36	490,158
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
3,899,646	6.488	11/25/37	3,160,409
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,156,532	5.326	01/25/46	788,322
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
563,313	4.380	05/25/34	514,553
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
236,602	5.250	09/25/34	173,091
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
999,001	5.450	11/25/34	811,247
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
717,272	4.243	06/25/34	695,645
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,870,111	2.919	08/25/45	2,226,402

			20,089,847

Commercial Mortgage-Backed Securities — 2.9%
Adjustable Rate Non-Agency(b) — 0.7%
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
2,000,000	5.725%	03/15/49	2,022,227
Morgan Stanley Capital I Series 2005-HQ7, Class A4
1,000,000	5.223%	11/14/42	984,190

			$3,006,417

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — (continued)
Sequential Fixed Rate — 2.2%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
$2,000,000	5.414	09/10/47	$1,964,076
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3
2,000,000	5.467	09/15/39	1,964,755
First Union National Bank Commercial Mortgage Series 2000-C2, Class A2
2,945,977	7.202	10/15/32	3,016,348
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3
2,000,000	5.347	11/15/38	1,949,964

			8,895,143

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			11,901,560

Collateralized Mortgage Obligations — 1.4%
Interest Only — 0.0%
FNMA Series 2005-105, Class IH A(b)(e)
660,492	0.000	11/25/33	16,512

Planned Amortization Class — 1.2%
FHLMC Series 2005-2911, Class BU
5,000,000	5.000	09/15/23	5,052,652

Regular Floater — 0.2%
FHLMC Series 2007-3305, Class KL(b)
152,495	2.118	04/15/37	176,888
FHLMC Series 2007-3320, Class CL(b)
173,101	2.118	05/15/37	193,738
FNMA Series 2007-35, Class XS(b)
171,401	2.400	04/25/37	257,664

			628,290

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			5,697,454

FHLMC — 0.2%
914,065	7.000	11/01/37	960,167

FNMA — 9.2%
2,415,228	4.000	08/01/13	2,429,639
272,243	4.000	10/01/13	273,812
317,673	4.000	05/01/14	319,173
1,889,909	4.000	06/01/14	1,898,550
1,386,746	4.000	12/01/14	1,391,651
1,808,363	4.000	02/01/15	1,814,431
3,028,528	4.000	03/01/15	3,037,517
11,494,227	5.500	06/01/20	11,797,890
121,721	7.000	10/01/35	127,800
33,611	7.000	09/01/36	35,282
648,986	7.000	12/01/36	681,261
758,778	7.000	03/01/37	796,519
2,754,403	7.000	04/01/37	2,891,422
7,575,881	7.000	06/01/37	7,952,817
30,001	7.000	08/01/37	31,494
787,398	6.500	10/01/37	816,180
570,066	7.000	10/01/37	598,430
989,696	7.000	03/01/38	1,039,838

			37,933,706

TOTAL MORTGAGE-BACKED OBLIGATIONS			$82,784,162

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — 0.9%
Home Equity — 0.9%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$1,344,033	3.599%	10/25/37	$1,209,630
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
430,000	3.849	10/25/37	279,500
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
800,000	4.049	10/25/37	440,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
371,380	7.000	09/25/37	213,560
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
369,136	7.000	09/25/37	208,867
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,480,087	3.736	11/20/36	1,281,431

TOTAL ASSET-BACKED SECURITIES			$3,632,988

Municipal Debt Obligations — 2.9%
Florida — 0.2%
Pasco County School Board COPS Series 2007 B ARS (FGIC)(f)
$815,000	7.970%	04/24/08	$815,000

Illinois — 0.0%
Illinois Finance Authority RB for OSF Healthcare System Series 2007 B ARS (FSA)(f)
100,000	6.970	04/29/08	100,000

Michigan — 0.3%
Jackson County Hospital Finance Authority RB for W.A. Foote Memorial Hospital Series 2006 A ARS (ASSURED GTY)(f)
1,000,000	8.500	05/07/08	1,000,000

Mississippi — 0.5%
Mississippi Development Bank Special Obligation Refunding for Singing River Hospital System Series 2004 A ARS (FSA)(f)
2,200,000	9.000	05/02/08	2,200,000

Puerto Rico — 1.2%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2007 A-6 ARS (ASSURED GTY)(f)
5,025,000	5.500	04/29/08	5,025,000

Virginia — 0.7%
Roanoke IDA RB for Carilion Health System Series 2005 B-2 ARS (FSA)(g)
2,850,000	6.000	04/22/08	2,850,000

TOTAL MUNICIPAL DEBT OBLIGATIONS			$11,990,000

U.S. Treasury Obligations — 0.9%
United States Treasury Bonds
$300,000	4.500%	02/15/36	$309,315
United States Treasury Notes
1,700,000	2.875	01/31/13	1,734,000
1,700,000	4.750 (h)	08/15/17	1,879,962

TOTAL U.S. TREASURY OBLIGATIONS			$3,923,277

Shares	Description	Value
Common Stock — 0.0%
Banks — 0.0%
175,000	Royal Bank of Scotland Group PLC ADR	$176,542

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 20.2%
JPMorgan Chase Euro — Time Deposit
$83,701,108	2.023%	04/01/08	$83,701,108

TOTAL INVESTMENTS — 104.4%			$432,423,735

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%			(18,200,888)

NET ASSETS — 100.0%			$414,222,847

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $207,153,088, which represents approximately 50.0% of net assets as of March 31, 2008.

(b) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(c) Security is linked to the S&P GSCI Total Return Index (“the Index”). The Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(d) The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e) Security is issued with a zero coupon, and interest rate is contingent upon 10 Year Treasury Yield reaching a predetermined level.

(f) Variable rate security. Maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at March 31, 2008.

(g) Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset dates. Interest rate disclosed is that which is in effect at March 31, 2008.

(h) All or a portion of security is segregated for initial margin requirements on futures transactions.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
ARS	— Auction Rate Security. The interest rate shown is the rate in effect as of March 31, 2008.
ASSURED GTY	— Insured by Assured Guaranty
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	192	June 2008	$46,910,400	$(157,744)
Eurodollars	(107)	September 2008	(26,189,588)	(203,319)
Eurodollars	(107)	December 2008	(26,172,200)	(180,119)
Eurodollars	(107)	March 2009	(26,165,513)	(193,404)
Eurodollars	(107)	June 2009	(26,116,025)	(185,591)
Eurodollars	(114)	September 2009	(27,766,125)	(193,595)
Eurodollars	(114)	December 2009	(27,686,325)	(165,274)
U.S. Treasury Bonds	(97)	June 2008	(11,523,297)	(124,398)
2 Year U.S. Treasury Notes	472	June 2008	101,317,750	363,650
5 Year U.S. Treasury Notes	(358)	June 2008	(40,895,906)	15,694
10 Year U.S. Treasury Notes	268	June 2008	31,879,438	939,066
30 Days Federal Fund	59	May 2008	24,125,555	(64,665)

TOTAL				$(149,699)

SWAP CONTRACTS — At March 31, 2008, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront
	Notional		Payments	Payments	Payments made
	Amount	Termination	received by	made by	(received) by	Unrealized
Swap Counterparty	(000’s)(a)	Date	the fund	the fund	the fund	Gain (Loss)

Banc of America Securities LLC	$3,700	06/18/18	3 Month LIBOR	5.000%	$(240,522)	$(24,366)
	2,800	06/18/18	5.000%	3 Month LIBOR	195,115	5,340
	2,700	06/18/28	3 Month LIBOR	5.250%	(235,328)	3,243
	3,700	06/18/28	5.250%	3 Month LIBOR	270,193	47,850
Bear Stearns & Co., Inc.	8,600	06/18/15	3 Month LIBOR	5.000%	(244,024)	(411,861)
	4,400	06/18/18	3 Month LIBOR	5.000%	(54,355)	(260,647)
	4,300	06/18/28	5.250%	3 Month LIBOR	68,369	301,248
Deutsche Bank Securities, Inc.	8,510	11/17/10	3 Month LIBOR	4.315%	—	(263,257)
	2,980	12/24/10	3 Month LIBOR	3.780%	—	(57,453)
	2,170	12/29/10	3 Month LIBOR	3.868	—	(45,029)
	1,530	12/29/10	3 Month LIBOR	4.000%	—	(35,607)
	5,160	01/07/11	3 Month LIBOR	3.658%	—	(84,838)
	2,000	06/18/13	3 Month LIBOR	4.500%	(74,518)	(27,978)
	1,900	06/18/13	4.500%	3 Month LIBOR	83,521	13,850
	25,100	06/18/15	3 Month LIBOR	5.000%	(762,073)	(1,152,196)
	7,500	11/17/15	4.920%	3 Month LIBOR	—	450,000
	2,600	12/24/15	4.520%	3 Month LIBOR	—	85,636
	1,900	12/29/15	4.630%	3 Month LIBOR	—	74,710
	1,300	12/29/15	4.745%	3 Month LIBOR	—	60,153
	4,500	01/07/16	4.487%	3 Month LIBOR	—	135,125
	9,050	06/18/18	3 Month LIBOR	5.000%	(369,290)	(278,610)
	4,300	06/18/18	5.000%	3 Month LIBOR	201,187	106,656
	4,300	06/18/28	3 Month LIBOR	5.250%	(205,593)	(164,024)
	8,850	06/18/28	5.250%	3 Month LIBOR	318,993	441,730
	2,090	11/17/38	3 Month LIBOR	5.309%	—	(190,301)
	710	12/24/38	3 Month LIBOR	5.011%	—	(28,943)
	520	12/29/38	3 Month LIBOR	5.121%	—	(30,211)
	370	12/29/38	3 Month LIBOR	5.215%	—	(26,999)
	1,230	01/07/39	3 Month LIBOR	5.017%	—	(50,160)
J.P. Morgan Securities, Inc.	3,850	06/18/18	3 Month LIBOR	5.000%	(101,116)	(174,510)
	9,500	06/18/18	5.000%	3 Month LIBOR	278,944	401,172
	9,400	06/18/28	3 Month LIBOR	5.250%	(419,181)	(388,819)
	3,850	06/18/28	5.250%	3 Month LIBOR	54,665	276,272

TOTAL					$(1,235,013)	$(1,292,824)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2008.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TOTAL RETURN SWAP CONTRACTS(a)

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000's)	Date	Gain

Banc of America Securities LLC	$1,000	05/30/08	$23,680
Citibank NA	1,000	05/30/08	19,640

TOTAL			$43,320

(a) The Fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

TAX INFORMATION — At March 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$352,672,067

Gross unrealized gain	86,734,769
Gross unrealized loss	(6,983,101)

Net unrealized security gain	$79,751,668

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued based on market quotations, which may be furnished by a pricing service or provided by securities dealers. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P., (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Investments in securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by the adviser by taking into consideration market or security specific information, including, but are not limited to, corporate actions or events, market disruptions or governmental actions.

     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector, significant fluctuations in foreign markets; market dislocations; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; corporate announcements on earnings; significant litigation, and regulatory news such as governmental approvals.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invests:

			International Real
	Tollkeeper	Real Estate Securities	Estate Securities
	Investments in	Investments in	Investments in
Level	Securities Long - Assets	Securities Long - Assets	Securities Long - Assets
Level 1	$317,825,537	$876,779,514	$96,015,701
Level 2	2,179,228	2,351,680	889,663,066(a)
Level 3	—	—	—
Total	$320,004,765	$879,131,194	$985,678,767

	Commodity Strategy
	Investments in	Other Investments -	Other Investments -
Level	Securities Long - Assets	Assets	Liabilities
Level 1	$3,923,277	$1,318,410	$(1,468,109)
Level 2	427,290,828	2,446,305	(3,695,809)
Level 3	1,209,630	—	—
Total	$432,423,735	$3,764,715	$(5,163,918)

(a)	To adjust for differing local market close timing, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

          The following is a reconciliation of Level 3 investments for the period ended March 31, 2008:

Commodity Strategy
Investments in
Level 3	Securities Long - Assets
Beginning Balance as of December 31, 2007	$2,122,355
Realized gain (loss)	—
Change in unrealized gain (loss)	(113,168)
Net purchases (sales)	(71,557)
Net transfers in and/or out of Level 3	(728,000)
Ending balance as of March 31, 2008	$1,209,630

          In the reconciliation above, transfers into Level 3 during or at the end of the reporting period are reported under Level 3 as of the beginning of the period. Transfers out of Level 3 during or at the end of the reporting period are reported under Level 1 or 2 as of the beginning of the period.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate or deliver cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

          The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Mortgage- and Asset-Backed Securities — Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Each Fund may also invest in Asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.
The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities present credit risks that are generally not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”), from a pool of mortgage loans. Payment received for IO’s are included in interest income on the Funds’ Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for PO’s, typically monthly, are treated as reductions to the cost basis of the securities held. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may invest in the following types of swaps:

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices.

Commodity Linked Structured Notes — The Commodity Strategy Fund may invest in structured notes whose values are based on the price movements of a commodity index. Commodity linked structured notes are valued by the counterparties as approved by the Trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The current contracts held by the Fund have a mandatory put feature if the underlying index declines from entrance date by the amount noted in the agreement. The Commodity Strategy Fund has the option to request prepayment from the issuer at any time. Interest payments received are recorded as net realized gains in the Statements of Operations. At maturity, or when a note is sold, the Fund records a realized gain or loss.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — The Funds may enter into certain derivative or other transactions to seek to increase total return. Futures contracts, written options and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.